Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

January 31, 2020

EMF-QTLY-0320
1.813065.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Bermuda - 1.0%
Credicorp Ltd. (United States)	217,631	$44,958,212
Brazil - 6.8%
BM&F BOVESPA SA	4,126,900	46,447,621
Equatorial Energia SA	7,199,300	40,076,428
Hapvida Participacoes e Investimentos SA (a)	1,069,800	15,005,577
Localiza Rent A Car SA	3,212,545	40,229,951
Lojas Renner SA	3,243,250	43,507,382
Notre Dame Intermedica Participacoes SA	2,957,600	48,487,623
Rumo SA (b)	7,524,100	40,760,080
Suzano Papel e Celulose SA	3,137,600	29,063,791

TOTAL BRAZIL		303,578,453

Cayman Islands - 17.4%
51job, Inc. sponsored ADR (b)	351,574	25,366,064
Alibaba Group Holding Ltd.	273,000	6,938,501
Alibaba Group Holding Ltd. sponsored ADR (b)	1,389,754	287,109,279
Hansoh Pharmaceutical Group Co. Ltd. (a)	12,436,000	44,027,760
Innovent Biolgics, Inc. (a)(b)	998,500	3,830,013
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	389,187	47,305,680
Pinduoduo, Inc. ADR (b)	799,200	28,147,824
Shenzhou International Group Holdings Ltd.	2,798,500	36,995,674
Tencent Holdings Ltd.	6,305,400	300,705,826

TOTAL CAYMAN ISLANDS		780,426,621

China - 10.6%
AVIC Jonhon OptronicTechnology Co. Ltd.	6,580,009	35,207,327
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	10,559,595	35,181,350
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	2,264,190	34,388,599
Kweichow Moutai Co. Ltd. (A Shares)	472,238	69,358,694
Midea Group Co. Ltd. (A Shares)	4,883,748	37,035,733
Ping An Insurance Group Co. of China Ltd. (H Shares)	7,638,500	86,375,089
Shanghai International Airport Co. Ltd. (A Shares)	3,245,900	31,643,219
Shanghai M&G Stationery, Inc. (A Shares)	5,546,325	39,174,969
Shenzhen Expressway Co. Ltd.:
(A Shares)	19	28
(H Shares)	24,726,000	31,992,480
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,614,256	42,539,087
Wuliangye Yibin Co. Ltd. (A Shares)	1,795,330	31,366,803

TOTAL CHINA		474,263,378

France - 2.9%
Dassault Systemes SA	127,076	22,084,301
Hermes International SCA	51,919	38,959,147
LVMH Moet Hennessy Louis Vuitton SE	93,599	40,759,774
Pernod Ricard SA	160,548	27,865,726

TOTAL FRANCE		129,668,948

Hong Kong - 1.5%
AIA Group Ltd.	4,030,400	39,937,026
Hong Kong Exchanges and Clearing Ltd.	802,600	26,371,376

TOTAL HONG KONG		66,308,402

Hungary - 1.0%
OTP Bank PLC	918,200	42,619,682
India - 13.8%
Asian Paints Ltd.	1,374,445	34,442,542
Axis Bank Ltd.	3,138,200	31,944,220
Bajaj Finance Ltd.	717,300	43,601,715
HDFC Bank Ltd.	3,452,894	58,981,980
Housing Development Finance Corp. Ltd.	2,406,746	81,114,014
Kotak Mahindra Bank Ltd.	2,492,048	58,796,245
Page Industries Ltd.	127,000	43,327,663
Petronet LNG Ltd.	15,692,000	58,363,959
Power Grid Corp. of India Ltd.	11,395,400	29,369,723
Reliance Industries Ltd.	5,814,318	114,367,616
Tata Consultancy Services Ltd.	2,164,200	62,063,962

TOTAL INDIA		616,373,639

Indonesia - 2.7%
PT Bank Central Asia Tbk	32,802,400	77,512,771
PT Bank Rakyat Indonesia Tbk	138,324,200	44,969,889

TOTAL INDONESIA		122,482,660

Japan - 1.0%
Hoya Corp.	489,600	46,857,371
Kenya - 0.9%
Safaricom Ltd.	139,887,400	42,468,308
Korea (South) - 4.9%
Samsung Electronics Co. Ltd.	4,717,737	217,827,628
Luxembourg - 0.8%
Globant SA (b)	277,972	34,107,164
Mexico - 1.0%
Banco del Bajio SA (a)	13,874,400	22,879,855
Grupo Aeroportuario Norte S.A.B. de CV	3,028,020	23,055,290

TOTAL MEXICO		45,935,145

Netherlands - 3.0%
ASML Holding NV (Netherlands)	218,800	61,403,462
Prosus NV (b)	228,312	16,516,851
Unilever NV	402,000	23,457,593
Yandex NV Series A (b)	740,187	33,167,779

TOTAL NETHERLANDS		134,545,685

Philippines - 1.6%
Ayala Land, Inc.	59,318,300	48,095,750
Jollibee Food Corp.	5,984,300	22,366,108

TOTAL PHILIPPINES		70,461,858

Russia - 4.4%
Alrosa Co. Ltd.	18,432,200	23,120,429
Lukoil PJSC sponsored ADR	572,800	58,425,600
NOVATEK OAO GDR (Reg. S)	258,122	46,461,960
Sberbank of Russia	16,948,310	66,784,144

TOTAL RUSSIA		194,792,133

South Africa - 2.7%
Clicks Group Ltd. (c)	2,141,600	34,856,918
Naspers Ltd. Class N	517,812	83,987,308

TOTAL SOUTH AFRICA		118,844,226

Switzerland - 0.8%
Sika AG	195,613	35,235,523
Taiwan - 7.3%
E.SUN Financial Holdings Co. Ltd.	46,215,678	42,459,890
Taiwan Semiconductor Manufacturing Co. Ltd.	25,287,000	259,381,566
Voltronic Power Technology Corp.	1,031,000	24,623,558

TOTAL TAIWAN		326,465,014

United Arab Emirates - 1.0%
National Bank of Abu Dhabi PJSC	10,541,000	44,424,846
United States of America - 8.7%
Adobe, Inc. (b)	113,578	39,881,779
Aspen Technology, Inc. (b)	285,700	33,992,586
Lam Research Corp.	144,608	43,123,552
MasterCard, Inc. Class A	119,549	37,770,311
Microsoft Corp.	32	5,447
Moody's Corp.	151,609	38,931,675
NVIDIA Corp.	181,977	43,024,822
Thermo Fisher Scientific, Inc.	100,838	31,581,453
TransDigm Group, Inc.	53,448	34,382,029
Visa, Inc. Class A	186,673	37,142,327
XP, Inc. Class A (b)	58,700	2,356,218
Yum China Holdings, Inc.	1,138,200	49,022,274

TOTAL UNITED STATES OF AMERICA		391,214,473

TOTAL COMMON STOCKS
(Cost $2,920,029,374)		4,283,859,369

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.5%
Itau Unibanco Holding SA	5,013,365	38,420,268
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,017,705	28,469,818

TOTAL BRAZIL		66,890,086

Russia - 0.7%
Tatneft PAO	2,966,200	33,258,554
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $84,874,028)		100,148,640

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.58% (d)	87,400,831	87,418,311
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	28,438,466	28,441,310
TOTAL MONEY MARKET FUNDS
(Cost $115,859,621)		115,859,621
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,120,763,023)		4,499,867,630
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(27,601,718)
NET ASSETS - 100%		$4,472,265,912

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,743,205 or 1.9% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$407,247
Fidelity Securities Lending Cash Central Fund	8,841
Total	$416,088

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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